Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Description Of Detailed Information About Inventories Explanatory

	December 31, 2022	December 31, 2021
Heap leach ore	$310,663	$258,197
Stockpiled ore	27,701	11,118
Work-in-process	20,315	17,400
Finished goods	5,432	3,395
Supplies	49,135	35,777
Total inventories	$413,246	$325,887

Classified and presented as:
Current	$265,105	$201,622
Non-current(1)	148,141	124,265
	$413,246	$325,887
(1)    Non-current inventories at December 31, 2022 and 2021 relate to heap leach ore at Mesquite and Castle Mountain.